Changes in the Corporation's liability of estimated losses associated with customary respresentations and warranties related to loans sold by E-LOAN (Detail) (Indemnification Guarantee Member, E Loan [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Indemnification Guarantee Member | E Loan [Member]
Guarantor Obligations [Line Items]
Balance as of beginning of period	$ 10,625	$ 30,659
Valuation Allowances And Reserves Charged To Other Accounts	0	0
Valuation Allowances And Reserves Charged To Cost And Expense	(1,836)	(4,936)
Valuation Allowances And Reserves Deductions	(1,049)	(2,198)
Valuation Allowances And Reserves Deductions Settlements Paid	0	(12,900)
Balance as of end of period	$ 7,740	$ 10,625